MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.4 - Schedule 6

Client Name:
Client Project Name:	MSRM 2026-NQM7
Start - End Dates:	10/23/2025 - 4/07/2026
Deal Loan Count:	132

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Legal Documents	CRDLGL988	Loan File is Missing or Contains Insufficient Documentation for Basic Review	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	1
Credit	DTI	CRDDTI187	Debt Ratio > 50%	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	1
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	1
Property Valuations	Appraisal	PRVAAPPR4789	Appraisal Deficiency	1
Total				7

©2026 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.